(21) Discontinued Operations (Details) (USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Details
Disposal Group, Including Discontinued Operation, Revenue	$ 1,794,133	$ 477,298	$ 5,135,887
Disposal Group, Including Discontinued Operation, Costs of Goods Sold	(1,105,363)	(163,487)	(3,102,773)
Disposal Group, Including Discontinued Operation, Gross Profit (Loss)	688,770	313,811	2,033,114
Disposal Group Including Discontinued Operation Selling General and Administrative	(911,802)	(319,976)	(2,166,014)
Disposal Group Including Discontinued Operation Income From Operations	(223,032)	(6,165)	(132,900)
Disposal Group, Including Discontinued Operation, Other Income	(22,946)	(295)	(45,715)
Disposal Group Including Discontinued Operation Net Income	$ (245,978)	$ (6,460)	$ (178,615)